Share-based compensation - Summary of Compensation Expenses Recognized Under Deferred Share and Other Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	$ 333	$ 1,998
Deferred share unit plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	20	205
Capital Markets compensation plan unit awards [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	210	518
Performance deferred share award plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	273	506
Deferred compensation plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	(261)	627
Other share-based plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	$ 91	$ 142